Credit related Commitments and Contingent Liabilities - Irrevocable payment commitments with regard to levies (Detail: Text Values) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingent Liabilities [Abstract]
Irrevocable payment commitments related to bank levy according to Bank Recovery and Resolution Directive (BRRD), the Single Resolution Fund (SRF) and the German statutory deposit protection	€ 1,000.0	€ 915.6